UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: ____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cincinnati Financial Corporation
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio          August 3, 2012
------------------------        ---------------          --------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.       File No.    Name
01        28-10753    The Cincinnati Insurance Company
02        28-10754    The Cincinnati Life Insurance Company
03        28-10755    The Cincinnati Casualty Company
04        28-10756    The Cincinnati Indemnity Company
05        28-12741    The Cincinnati Specialty Underwriters Insurance Company
06        28-14579    CSU Producer Resources, Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0
                                            -------

Form 13F Information Table Entry Total:     67
                                            -------

Form 13F Information Table Value Total      875,982
                                            -------
                                            (thousands)

List of Other Included Managers:  None

                                           Column 2        Column 3        Column 4         Column 5
               Issuer                   Title of Class     Cusip           FMV (000)     Shares/Principal  SH/PRN
3M CO                                 COMMON               88579Y101          16,934             189,000     SH
ABBOTT LABORATORIES                   COMMON               002824100          14,042             217,800     SH
AGL RESOURCES INC                     COMMON               001204106          24,645             635,997     SH
AMERIGAS PARTNERS-LP                  COMMON               030975106             322               7,900     SH
AT&T INC                              COMMON               00206R102          19,328             542,000     SH
AUTOMATIC DATA PROCESSING             COMMON               053015103           5,566             100,000     SH
BAXTER INTERNATIONAL INC              COMMON               071813109          12,490             235,000     SH
BLACKROCK INC                         COMMON               09247X101           5,944              35,000     SH
BOARDWALK PIPELINE PARTNERS           COMMON               096627104           1,045              37,838     SH
BUCKEYE PARTNERS LP                   COMMON               118230101           2,045              39,201     SH
CHEVRON CORP                          COMMON               166764100          25,320             240,000     SH
CHUBB CORP                            COMMON               171232101           5,019              68,923     SH
CISCO SYSTEMS INC                     COMMON               17275R102          30,640           1,784,500     SH
CONOCOPHILLIPS                        COMMON               20825C104           5,588             100,000     SH
COPANO ENERGY LLC-UNITS               COMMON               217202100             917              32,993     SH
DCP MIDSTREAM PARTNERS LP             COMMON               23311P100             742              17,600     SH
DOVER CORP                            COMMON               260003108          42,716             796,800     SH
DUKE ENERGY CORP                      COMMON               26441C105          19,739             856,000     SH
EL PASO PIPELINE PARTNERS LP          COMMON               283702108           1,825              53,980     SH
EMERSON ELECTRIC CO                   COMMON               291011104          12,663             271,845     SH
ENBRIDGE ENERGY PARTNERS LP           COMMON               29250R106           2,716              88,279     SH
ENERGY TRANSFER EQUITY LP             COMMON               29273V100           2,821              68,774     SH
ENERGY TRANSFER PARTNERS LP           COMMON               29273R109           3,595              81,355     SH
ENTERPRISE PRODUCTS PARTNERS          COMMON               293792107          13,239             258,365     SH
GENERAL MILLS INC                     COMMON               370334104          15,956             414,000     SH
GENUINE PARTS CO                      COMMON               372460105          49,586             823,000     SH
HASBRO INC                            COMMON               418056107           8,827             260,600     SH
HONEYWELL INTERNATIONAL INC           COMMON               438516106          52,908             947,500     SH
INERGY LP                             COMMON               456615103             938              50,355     SH
INTEL CORP                            COMMON               458140100          18,141             680,700     SH
INTL BUSINESS MACHINES CORP           COMMON               459200101          33,249             170,000     SH
JOHNSON & JOHNSON                     COMMON               478160104          20,268             300,000     SH
JP MORGAN CHASE                       COMMON               46625H100           2,144              60,000     SH
KINDER MORGAN ENERGY PRTNRS           COMMON               494550106           7,830              99,641     SH
LEGGETT & PLATT INC                   COMMON               524660107           2,007              95,000     SH
LINEAR TECHNOLOGY CORP                COMMON               535678106          24,882             794,200     SH
LINN ENERGY LLC-UNITS                 COMMON               536020100           3,515              92,265     SH
MAGELLAN MIDSTREAM PARTNERS           COMMON               559080106           3,751              53,102     SH
MARKWEST ENERGY PARTNERS LP           COMMON               570759100           2,195              44,515     SH
MCDONALD'S CORP                       COMMON               580135101          39,629             447,638     SH
MEDTRONIC INC                         CONVERTIBLE DEB      585055AM8           2,356           2,350,000    PRN
MEDTRONIC INC                         CONVERTIBLE DEB      585055AK2           1,905           1,900,000    PRN
MERIDIAN BIOSCIENCE INC               COMMON               589584101          15,959             780,000     SH
MICROCHIP TECHNOLOGY INC              COMMON               595017104          20,179             610,000     SH
MICROSOFT CORP                        COMMON               594918104          28,296             925,000     SH
NORFOLK SOUTHERN CORP                 COMMON               655844108          15,603             217,409     SH
NUSTAR ENERGY LP                      COMMON               67058H102           1,457              27,030     SH
ONEOK PARTNERS LP                     COMMON               68268N103           3,146              58,531     SH
PAYCHEX INC                           COMMON               704326107          25,128             800,000     SH
PEPSICO INC                           COMMON               713448108          53,666             759,500     SH
PFIZER INC                            COMMON               717081103           9,062             394,000     SH
PLAINS ALL AMER PIPELINE LP           COMMON               726503105           5,649              69,909     SH
PRAXAIR INC                           COMMON               74005P104          12,286             113,000     SH
PROCTER & GAMBLE CO/THE               COMMON               742718109           3,056              49,900     SH
REGENCY ENERGY PARTNERS LP            COMMON               75885Y107           1,440              60,585     SH
RPM INTERNATIONAL INC                 COMMON               749685103          22,433             824,725     SH
SPECTRA ENERGY CORP                   COMMON               847560109           7,727             265,900     SH
SUBURBAN PROPANE PARTNERS LP          COMMON               864482104             575              13,928     SH
SUNOCO LOGISTICS PARTNERS LP          COMMON               86764L108           1,168              32,216     SH
TARGA RESOURCES PARTNERS LP           COMMON               87611X105           1,247              34,979     SH
TC PIPELINES LP                       COMMON               87233Q108             306               7,100     SH
UNITED TECHNOLOGIES CORP              COMMON               913017109           1,586              21,000     SH
US BANCORP                            COMMON               902973304           4,342             135,000     SH
VERIZON COMMUNICATIONS INC            COMMON               92343V104          30,339             682,700     SH
WAL-MART STORES INC                   COMMON               931142103          48,209             691,464     SH
WESTERN GAS PARTNERS LP               COMMON               958254104             995              22,812     SH
WILLIAMS PARTNERS LP                  COMMON               96950F104           2,140              40,973     SH
                                                                             875,982

                                           Column 6         Column 7        Column 8
               Issuer                   Investment Dis      Oth Mgrs          Sole           Shared         None
3M CO                                        SOLE                               189,000         -             -
ABBOTT LABORATORIES                          SOLE                               217,800         -             -
AGL RESOURCES INC                            SOLE                               635,997         -             -
AMERIGAS PARTNERS-LP                         SOLE                                 7,900         -             -
AT&T INC                                     SOLE                               542,000         -             -
AUTOMATIC DATA PROCESSING                    SOLE                               100,000         -             -
BAXTER INTERNATIONAL INC                     SOLE                               235,000         -             -
BLACKROCK INC                                SOLE                                35,000         -             -
BOARDWALK PIPELINE PARTNERS                  SOLE                                37,838         -             -
BUCKEYE PARTNERS LP                          SOLE                                39,201         -             -
CHEVRON CORP                                 SOLE                               240,000         -             -
CHUBB CORP                                   SOLE                                68,923         -             -
CISCO SYSTEMS INC                            SOLE                             1,784,500         -             -
CONOCOPHILLIPS                               SOLE                               100,000         -             -
COPANO ENERGY LLC-UNITS                      SOLE                                32,993         -             -
DCP MIDSTREAM PARTNERS LP                    SOLE                                17,600         -             -
DOVER CORP                                   SOLE                               796,800         -             -
DUKE ENERGY CORP                             SOLE                               856,000         -             -
EL PASO PIPELINE PARTNERS LP                 SOLE                                53,980         -             -
EMERSON ELECTRIC CO                          SOLE                               271,845         -             -
ENBRIDGE ENERGY PARTNERS LP                  SOLE                                88,279         -             -
ENERGY TRANSFER EQUITY LP                    SOLE                                68,774         -             -
ENERGY TRANSFER PARTNERS LP                  SOLE                                81,355         -             -
ENTERPRISE PRODUCTS PARTNERS                 SOLE                               258,365         -             -
GENERAL MILLS INC                            SOLE                               414,000         -             -
GENUINE PARTS CO                             SOLE                               823,000         -             -
HASBRO INC                                   SOLE                               260,600         -             -
HONEYWELL INTERNATIONAL INC                  SOLE                               947,500         -             -
INERGY LP                                    SOLE                                50,355         -             -
INTEL CORP                                   SOLE                               680,700         -             -
INTL BUSINESS MACHINES CORP                  SOLE                               170,000         -             -
JOHNSON & JOHNSON                            SOLE                               300,000         -             -
JP MORGAN CHASE                              SOLE                                60,000         -             -
KINDER MORGAN ENERGY PRTNRS                  SOLE                                99,641         -             -
LEGGETT & PLATT INC                          SOLE                                95,000         -             -
LINEAR TECHNOLOGY CORP                       SOLE                               794,200         -             -
LINN ENERGY LLC-UNITS                        SOLE                                92,265         -             -
MAGELLAN MIDSTREAM PARTNERS                  SOLE                                53,102         -             -
MARKWEST ENERGY PARTNERS LP                  SOLE                                44,515         -             -
MCDONALD'S CORP                              SOLE                               447,638         -             -
MEDTRONIC INC                                SOLE                                     -         -             -
MEDTRONIC INC                                SOLE                                     -         -             -
MERIDIAN BIOSCIENCE INC                      SOLE                               780,000         -             -
MICROCHIP TECHNOLOGY INC                     SOLE                               610,000         -             -
MICROSOFT CORP                               SOLE                               925,000         -             -
NORFOLK SOUTHERN CORP                        SOLE                               217,409         -             -
NUSTAR ENERGY LP                             SOLE                                27,030         -             -
ONEOK PARTNERS LP                            SOLE                                58,531         -             -
PAYCHEX INC                                  SOLE                               800,000         -             -
PEPSICO INC                                  SOLE                               759,500         -             -
PFIZER INC                                   SOLE                               394,000         -             -
PLAINS ALL AMER PIPELINE LP                  SOLE                                69,909         -             -
PRAXAIR INC                                  SOLE                               113,000         -             -
PROCTER & GAMBLE CO/THE                      SOLE                                49,900         -             -
REGENCY ENERGY PARTNERS LP                   SOLE                                60,585         -             -
RPM INTERNATIONAL INC                        SOLE                               824,725         -             -
SPECTRA ENERGY CORP                          SOLE                               265,900         -             -
SUBURBAN PROPANE PARTNERS LP                 SOLE                                13,928         -             -
SUNOCO LOGISTICS PARTNERS LP                 SOLE                                32,216         -             -
TARGA RESOURCES PARTNERS LP                  SOLE                                34,979         -             -
TC PIPELINES LP                              SOLE                                 7,100         -             -
UNITED TECHNOLOGIES CORP                     SOLE                                21,000         -             -
US BANCORP                                   SOLE                               135,000         -             -
VERIZON COMMUNICATIONS INC                   SOLE                               682,700         -             -
WAL-MART STORES INC                          SOLE                               691,464         -             -
WESTERN GAS PARTNERS LP                      SOLE                                22,812         -             -
WILLIAMS PARTNERS LP                         SOLE                                40,973         -             -